Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Sales revenue	€ 30,346	€ 31,265	€ 21,107
Cost of sales	(3,536)	(4,875)	(4,451)
Gross profit from sales	26,810	26,390	16,656
Operating expenses
Research and development costs	(4,789)	(4,636)	(4,427)
General administrative costs	(9,150)	(16,275)	(12,963)
Sales costs	(20,482)	(28,856)	(17,744)
Result from operations	(7,611)	(23,377)	(18,478)
Effective interest expenses	(546)	(245)	(170)
Interest expenses	(2,534)	(2,466)	(1,614)
Interest income	411	127	24
Other expenses	(3,836)	(799)	(332)
Other income	1,417	7,171	1,301
Other income from the PPA (Badwill)		14,812
Profit/loss before income tax	(12,697)	(4,777)	(19,269)
Income tax	(326)	(2,581)	10,391
Profit/loss for the period	(13,023)	(7,358)	(8,878)
Items which may in future be regrouped into the profit and loss statement under certain conditions. Translation differences resulting from the conversion of foreign business operations	2,155	(286)	(702)
Total profit/loss for the period	€ (10,868)	€ (7,644)	€ (9,580)
Basic/diluted earnings per share	€ (0.24)	€ (0.16)	€ (0.20)